Statements of Stockholders' Deficit (USD $)	Common Stock	Capital in Excess of Par Value	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Feb. 01, 2004	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Feb. 01, 2004	0
Shares Issued, Shares	4,740,000
Shares Issued, Amount	4,740	14,060		18,800
Net (loss)			(104)	(104)
Ending Balance, Amount at Dec. 31, 2005	4,740	14,060	(104)	18,696
Ending Balance, Shares at Dec. 31, 2005	4,740,000
Shares Issued, Shares	360,000
Shares Issued, Amount	360	6,840		7,200
Net (loss)			(20,020)	(20,020)
Ending Balance, Amount at Dec. 31, 2006	5,100	20,900	(20,124)	5,876
Ending Balance, Shares at Dec. 31, 2006	5,100,000
Net (loss)			(981)	(981)
Ending Balance, Amount at Dec. 31, 2007	5,100	20,900	(21,105)	4,895
Beginning Balance, Shares at Dec. 31, 2007	5,100,000
Shares Issued, Shares	1,500,000
Shares Issued, Amount	1,500	58,500		60,000
Net (loss)			(41,539)	(41,539)
Ending Balance, Amount at Dec. 31, 2008	6,600	79,400	(62,644)	23,356
Ending Balance, Shares at Dec. 31, 2008	6,600,000
Shares Issued, Shares	200,000
Shares Issued, Amount	200	49,800		50,000
Net (loss)			(82,765)	(82,765)
Ending Balance, Amount at Dec. 31, 2009	6,800	129,200	(145,409)	(9,409)
Ending Balance, Shares at Dec. 31, 2009	6,800,000
Forward Stock Split 8:1, Shares	54,400,000
Forward Stock Split 8:1, Amount	47,600	(47,600)		0
Stock issued for purchase of mining claims, Shares	5,950,000
Stock issued for purchase of mining claims, Amount	5,950	6,804,050		6,810,000
Stock issued for financing agreement, Shares	1,218,891
Stock issued for financing agreement, Amount	1,219	1,044,552		1,045,771
Stock issued for loan conversion, Shares	4,800,000
Stock issued for loan conversion, Amount	4,800	25,200		30,000
Stock issued for advisory services, Shares	175,000
Stock issued for advisory services, Amount	175	80,425		80,600
Stock issued for consultancy agreement, Shares	350,000
Stock issued for consultancy agreement, Amount	350	184,650		185,000
Stock issued for finders fee agreement, Shares	300,000
Stock issued for finders fee agreement, Amount	300	95,700		96,000
Stock issued with warrant, Shares	83,333
Stock issued with warrant, Amount	83	99,917		100,000
Net (loss)			(1,066,066)	(1,066,066)
Ending Balance, Amount at Dec. 31, 2010	67,277	8,416,094	(1,211,475)	7,271,896
Ending Balance, Shares at Dec. 31, 2010	67,277,224
Stock issued for purchase of mining claims, Shares	600,000
Stock issued for purchase of mining claims, Amount	600	107,400		108,000
Stock issued for financing agreement, Shares	751,880
Stock issued for financing agreement, Amount	752	199,248		200,000
Stock issued for loan conversion, Shares	2,400,000
Stock issued for loan conversion, Amount	2,400	223,600		226,000
Bond discount on convertible debentures		267,240		267,240
Stock issued for advisory services, Shares	195,000
Stock issued for advisory services, Amount	195	52,205		52,400
Stock issued for consultancy agreement, Shares	500,000
Stock issued for consultancy agreement, Amount	500	122,000		122,500
Net (loss)			(996,265)	(996,265)
Ending Balance, Amount at Dec. 31, 2011	$ 71,724	$ 9,387,787	$ (2,204,506)	$ 7,251,771
Ending Balance, Shares at Dec. 31, 2011	71,724,104